SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

23.         SUBSEQUENT EVENTS

On February 10, 2021, a COVID-19 outbreak was verbally declared at the Brucejack Mine by the BC Northern Health Medical Health Officer. To protect the health and safety of the Company’s workforce and local communities, the Company implemented enhanced outbreak protocols which included restrictions on travel to and from the Brucejack Mine camp while site wide testing was conducted and an assessment by BC Northern Health could be completed. At the Brucejack Mine camp, 453 tests were conducted and based on those results, it was determined that the large majority of positive cases were restricted to a limited cluster.

On February 17, 2021, it was announced that travel restrictions had been lifted with additional protocols and procedures developed in collaboration with local indigenous partners and BC Northern Health. These protocols include rigorous testing of all employees and contractors.

Throughout the outbreak, mine and mill production continued. The Company is assessing the potential impact on operations and will continue to closely monitor the situation and provide updates as appropriate.

Currently, the Company is managing cases of COVID-19 among employees and contractors at the Brucejack Mine. All are in isolation, remain in good health and have exhibited limited symptoms. In partnership with BC Northern Health, contact tracing was undertaken to determine the potential for additional exposures. Close contacts, identified through the tracing process, have been notified and moved into isolation. Isolation protocols will remain in effect for the duration established by BC Northern Health, with regular monitoring for COVID-19 symptoms.

The Company established COVID-19 management plans and implemented enhanced protocols and preventative measures to mitigate the spread of COVID-19 at the onset of the pandemic to protect the well-being of its employees, contractors, their families, local communities and other stakeholders. The Company continues to follow the stringent COVID-19 infection prevention guidance and directives of federal, provincial and regional authorities in respect of general and mine site-specific protocols and is working in close partnership with its medical service provider and BC Northern Health.